RELATED PARTY TRANSACTIONS (Outstanding Amounts due to and from Related Party) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other current assets	$ 350,712	$ 188,304
Other current liabilities	(28,285)	(24,283)
Other long-term liabilities	91,265	146,568
EGH And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Other current assets	10,423	14,923
Other current liabilities	(4,881)	(7,211)
Other long-term liabilities	$ (6,423)	$ (10,399)